Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Revenue

Note 7—Revenue

The disaggregation of revenue is based on contract type. The following table presents revenue from contracts for the three and nine month periods ended September 30, 2021 and 2020 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Service	$127,256	$124,547	$365,511	$373,679
Recyclable Commodity	21,952	11,264	54,251	36,698
	$149,208	$135,811	$419,762	$410,377

Note 9 – Revenue

The disaggregation of revenue is based on contract type. The following table presents revenue from contracts for the periods ended December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Service	$490,122	$471,200
Recyclable Commodity	49,251	38,197
	$539,373	$509,397